Cover	Nov. 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 20, 2025
Entity Registrant Name	THE LOVESAC COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38555
Entity Tax Identification Number	32-0514958
City Area Code	888
Local Phone Number	636-1223
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	LOVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001701758
Amendment Flag	false